Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands								6 Months Ended	12 Months Ended
	Jun. 02, 2025	May 02, 2025	Apr. 21, 2025	Mar. 19, 2025	Feb. 19, 2025	Feb. 07, 2025	Jan. 10, 2025	Jun. 30, 2025	Dec. 31, 2025
Federal budget
Disclosure of government contributions [line item]
Total								$ 94,538,938	$ 248,722,000
Strengthening of Financial Position One, January 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants							$ 20,382,300
Strengthening of Financial Position Two, January 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants							$ 1,803,442
Strengthening of Financial Position | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 3,700,830	$ 2,905,392	$ 7,930,143	$ 19,284,494	$ 23,532,337	$ 15,000,000